Property and Equipment (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 18,378	$ 22,396	$ 27,297